Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2019
Summary of Principal Accounting Policies
Summary of Principal Accounting Policies

2. Summary of Principal Accounting Policies

(a) Basis of Presentation

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary. All transactions and balances among the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: govern the financial and operating policies; appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors.

U.S. GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its investments to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

Although PRC laws and regulations do not prohibit foreign-invested enterprises from obtaining such license, in practice, the supervisory authority, at its discretion, generally does not issue such license to a foreign-invested third-party mutual fund sales company. Therefore, the Company decided to conduct such business in China through Shanghai Jupai and its subsidiaries which are PRC domestic companies. Since the Company does not have any equity interests in Shanghai Jupai, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary Shanghai Juxiang, entered into a series of contractual arrangements, or Control Documents with Shanghai Jupai and its shareholders (“Jupai VIE”), pursuant to which the Company is entitled to receive effectively all economic benefits generated from Shanghai Jupai shareholders’ equity interests in it.

Since the Company acquired Scepter in July 2015, Scepter, its subsidiaries, Shanghai E-Cheng and Shanghai E-Cheng’s subsidiaries were included in the consolidated financial statements. Scepter is engaged in asset management service business. Foreign-invested enterprises incorporated in the PRC are not expressively prohibited from providing asset management services in PRC. However, according to local business practice, as a general partner of a fund, Scepter must invest as a limited partner before the fund is established. Some investments of the fund managed by the Scepter are in the foreign-invested enterprise prohibited, or not encouraged industries, which requires all investors not to be foreign-invested enterprises. Therefore Scepter provides asset management services through its VIE entities. To provide Scepter effective control over and the ability to receive substantially all of the economic benefits of its VIE and its subsidiaries, Scepter’s wholly owned subsidiary Shanghai Baoyi, entered into a series of contractual arrangements with Shanghai E-Cheng, the “VIE” and its respective shareholders, respectively. (Hereafter, the VIE structure under Scepter is called “Scepter VIE”.).

The agreements of Jupai VIE and Scepter VIE that provide the Company effective control over the VIE include:

(i)	Voting Rights Proxy Agreement

(1)

Jupai VIE: Each shareholder of Shanghai Jupai has executed a power of attorney to grant Shanghai Juxiang the power of attorney to act on his or her behalf on all matters pertaining to Shanghai Jupai and to exercise all of his or her rights as a shareholder of the Shanghai Jupai, including but not limited to convene, attend and vote at shareholders’ meetings, designate and appoint directors and senior management members. The proxy agreement will remain in effect unless Shanghai Juxiang terminates the agreement by giving a 30- day prior written notice or gives its consent to the termination by Shanghai Jupai.

(2)

Scepter VIE: Each of the shareholders of Shanghai E-Cheng irrevocably granted any person designated by Shanghai Baoyi the power to exercise all voting rights to which he will be entitled to as shareholder of Shanghai E-Cheng at that time, including the right to declare dividends, appoint and elect board members and senior management members and other voting rights.

Each shareholder voting right proxy agreement has a term of twenty years, unless it is early terminated by all parties in writing or pursuant to provision of this agreement. The term of the agreement will be automatically extended for one year upon the expiration, if Shanghai Baoyi gives the other Parties written notice requiring the extension thereof and the same mechanism will apply subsequently upon the expiration of each extended term.

(ii)	Call Option Agreement

(1)

Jupai VIE: The shareholders of Shanghai Jupai granted Shanghai Juxiang or its designated representative(s) an irrevocable and exclusive option to purchase their equity interests or assets in Shanghai Jupai when and to the extent permitted by PRC law. Shanghai Juxiang or its designated representative(s) has sole discretion as to when to exercise such options, either in part or in full. Without Shanghai Juxiang’s written consent, the shareholders of Shanghai Jupai shall not transfer, donate, pledge, or otherwise dispose any equity interests of Shanghai Jupai in any way. The acquisition price for the shares or assets will be the minimum amount of consideration permitted under the PRC law at the time when the option is exercised. The agreement can be early terminated by Shanghai Juxiang, but not by Shanghai Jupai or its shareholders.

(2)

Scepter VIE: Each of shareholders of Shanghai E-Cheng has entered into an Exclusive Call Option Agreement with Baoyi. Pursuant to these agreements, each of the shareholders of Shanghai E-Cheng has granted an irrevocable and unconditional option to Shanghai Baoyi or its designees to acquire all or part of such shareholder’s equity interests in Shanghai E-Cheng at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in Shanghai E-Cheng will be equal to the registered capital of Shanghai E-Cheng, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. In addition, Shanghai E-Cheng irrevocably and unconditionally granted Baoyi an exclusive option to purchase, to the extent permitted under the PRC law, all or part of the assets of Shanghai E-Cheng. The exercise price for purchasing the assets of Shanghai E-Cheng will be equal to its respective book values, and if PRC law requires the price to be greater than the book value, the price will be the minimum amount as permitted by PRC law. The call option may be exercised by Shanghai Baoyi or its designees.

The agreements that transfer economic benefits to the Company include:

(i)	Consulting Services Agreement, Operating Agreement and Exclusive Support Agreement

(1)

Jupai VIE: Shanghai Jupai engages Shanghai Juxiang as its exclusive technical and operational consultant and under which Shanghai Juxiang agrees to assist in arranging the financial support necessary to conduct Shanghai Jupai’s operational activities. Shanghai Jupai shall not seek or accept similar services from other providers without the prior written approval of Shanghai Juxiang. The agreements will be effective as long as Shanghai Jupai exists. Shanghai Juxiang may terminate this agreement at any time by giving a prior written notice to Shanghai Jupai.

(2)

Scepter VIE: Pursuant to an Exclusive Support Agreement between Shanghai Baoyi and Shanghai E-Cheng, Shanghai Baoyi provides Shanghai E-Cheng with a series of consultancy services on an exclusive basis and is entitled to receive related fees. The term of this Exclusive Support Agreement will expire upon dissolution of Shanghai E-Cheng. Unless expressly provided by this agreement, without prior written consent of Shanghai Baoyi, Shanghai E-Cheng may not engage any third party to provide the services offered by Shanghai Baoyi under this agreement.

(ii)	Equity Interest Pledge Agreement

(1)

Jupai VIE: The shareholders of Shanghai Jupai pledged all of their equity interests in Shanghai Jupai to Shanghai Juxiang as collateral to secure their obligations under the above agreement. If the shareholders of Shanghai Jupai or Shanghai Jupai breach their respective contractual obligations, Shanghai Juxiang, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the agreement, the shareholders of Shanghai Jupai shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in Shanghai Jupai without prior written consent of Shanghai Juxiang. This pledge will remain effective until all the guaranteed obligations are performed. Mr. Ni’s equity interest in Shanghai Jupai in favor of Shanghai Juxiang is still under the process of registration with the local branch of regulatory authorities in Shanghai and has not been completed yet.

(2)

Scepter VIE: Each of the shareholders of Shanghai E-Cheng has also entered into an equity pledge agreement with Shanghai Baoyi. Pursuant to which these shareholders pledged their respective equity interest in Shanghai E-Cheng to guarantee the performance of the obligations of Shanghai E-Cheng. If Shanghai E-Cheng or its shareholders breach any of their respective obligations under any of these agreements, Shanghai Baoyi, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the equity pledge agreement, each shareholder of Shanghai E-Cheng cannot transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in Shanghai E-Cheng without prior written consent of Shanghai Baoyi. The equity pledge right enjoyed by Shanghai Baoyi will expire when shareholders of Shanghai E-Cheng have fully performed their respective obligations under the above agreements.  The shareholders of Shanghai E-Cheng are in the process of applying with the local branch of SAIC in Shanghai for registration of their equity interest pledge.

(iii)

Loan Agreement for Scepter VIE. Under the Loan Agreement among the shareholders of Shanghai E-Cheng and Shanghai Baoyi, Shanghai Baoyi granted an interest-free loan to the shareholders of Shanghai E-Cheng, solely for their purchase of the equity interests of Shanghai E-Cheng. The loan is interest free and the term of the loan is (i) the expiration of 20 years from the date of the loan agreement, (ii) the expiration of Shanghai Baoyi’s operation term or (iii) the expiration of Shanghai E- Cheng’s operation term whichever is the earliest.

Under the above agreements, the shareholders of Shanghai Jupai/Shanghai E-Cheng irrevocably granted Shanghai Juxiang/Shanghai Baoyi the power to exercise all voting rights to which they were entitled. In addition, Shanghai Juxiang/Shanghai Baoyi have the option to acquire all of the equity interests in Shanghai Jupai/Shanghai E-Cheng, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, Shanghai Juxiang/Shanghai Baoyi is entitled to receive service fees for certain services to be provided to Shanghai Jupai/Shanghai E-Cheng.

The Call Option Agreement and Voting Rights Proxy Agreement provide the Company effective control over the VIEs and their subsidiaries, while the Equity Interest Pledge Agreements secure the obligations of the shareholders of Shanghai Jupai and Shanghai E-Cheng under the relevant agreements. Because the Company, through Shanghai Juxiang and Shanghai Baoyi, has (i) the power to direct the activities of Shanghai Jupai and Shanghai E-Cheng that most significantly affect the entities’ economic performance and (ii) the right to receive substantially all of the benefits from Shanghai Jupai and Shanghai E-Cheng, the Company is deemed the primary beneficiary of Shanghai Jupai and Shanghai E-Cheng. Accordingly, the Company has consolidated the Shanghai Jupai and Shanghai E-Cheng’s financial results of operations, assets and liabilities, and cash flows in the Company’s consolidated financial statements.

The Company believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

•

Shanghai Jupai and Shanghai E-Cheng and their shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements.

•

Shanghai Jupai and Shanghai E-Cheng and their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

•

The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity interests under the Equity Interest Pledge Agreements have been registered by the shareholders of Shanghai Jupai and Shanghai E-Cheng with the relevant office of the administration of industry and commerce, however, the VIEs or the Group may fail to meet other requirements. Even if the contractual agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

•

The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

As of December 31, 2019, the Group had variable interests in various investment funds and contractual funds that are VIEs but determined that it was not the primary beneficiary and, therefore, was not consolidating the VIEs. The maximum potential financial statement loss the Group could incur if the investment funds and contractual funds were to default on all of their obligations is (i) the loss of value of the interests in such investments that the Group holds, including equity investments recorded in investment in affiliates and long-term investment in the consolidated balance sheet, and (ii) any one-time commissions, management fee and other service fees receivables recorded in amounts due from related parties. The following table summarizes the Company’s maximum exposure to loss associated with identified nonconsolidated VIEs in which it holds variable interests as of December 31, 2018 and 2019, respectively.

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Amounts due from related parties	136,028	—	—
Investments	37,183,493	83,514,067	11,996,045
Maximum exposure to loss in non-consolidated VIEs	37,319,521	83,514,067	11,996,045

The following amounts and balances of Shanghai Jupai and Shanghai E-Cheng and their subsidiaries were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions:

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Cash and cash equivalents	524,988,367	356,891,990	51,264,327
Restricted cash	4,000,000	1,100,000	158,005
Short-term investments	4,723,612	—	—
Accounts receivable	1,385,145	—	—
Other receivables	9,393,606	5,803,135	833,568
Amounts due from related parties, net of allowance for doubtful accounts of RMB33,684,333 and RMB60,490,862 as of December 31, 2018 and 2019, respectively	62,802,168	22,231,830	3,193,403
Other current assets	4,144,131	6,327,517	908,891
Long-term investments	48,950,000	18,950,000	2,721,997
Investment in affiliates	46,276,520	86,468,304	12,420,395
Property and equipment, net	1,610,045	971,091	139,488
Intangible assets, net	24,460,706	22,623,254	3,249,627
Other non-current assets	1,070,978	5,755,331	826,702
Right-of-use assets	—	1,393,451	200,157
Deferred tax assets	66,400,516	4,608,063	661,907
Total assets	800,205,794	533,123,966	76,578,467

Accrued payroll and welfare expenses	37,608,320	28,055,363	4,029,901
Income tax payable	34,282,285	19,815,543	2,846,325
Other tax payable	12,123,866	(16,501,066)	(2,370,230)
Amounts due to related parties-current	11,082,834	10,963,967	1,574,875
Deferred revenue — current from related parties	100,033,490	28,056,641	4,030,084
Deferred revenue — current	5,406,737	17,211,666	2,472,301
Other current liabilities	12,882,315	13,940,969	2,002,495
Deferred revenue — non-current from related parties	20,766,792	4,774,671	685,839
Deferred revenue — non-current	1,849,843	311,651	44,766
Operating Lease Liabilities—non-current	—	642,309	92,262
Total liabilities	236,036,482	107,271,714	15,408,618

	Years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Net revenues	627,016,422	415,535,786	489,006,257	70,241,354
Third party	108,640,382	57,530,741	134,686,065	19,346,443
Related party	518,376,040	358,005,045	354,320,192	50,894,911
Operating cost and expenses	405,103,864	641,467,372	457,450,538	65,708,658
Net income (loss) attributable to ordinary shareholders	224,603,316	(406,544,377)	(13,401,093)	(1,924,947)
Cash flows generated from (used in) operating activities:	174,718,889	(144,046,084)	(173,478,148)	(24,918,577)
Cash flows (used in) generated from investing activities:	(58,426,145)	(17,511,862)	2,481,771	356,484
Cash flows used in financing activities:	(16,152,503)	(200,000)	—	—

The VIEs contributed an aggregate of 37%,  31% and 62% of the consolidated net revenues for the years ended December 31, 2017, 2018 and 2019, respectively and an aggregate of 55%,  105% and 8% of the consolidated net income (loss) attributable to ordinary shareholders for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2018 and 2019, the VIEs accounted for an aggregate of 40% and 34%, respectively, of the consolidated total assets.

There are no consolidated assets of the VIEs and their subsidiaries that are collateral for the obligations of the VIEs and their subsidiaries and can only be used to settle the obligations of the VIEs and their subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserve and their share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 15 for disclosure of restricted net assets.

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include assumptions used to determine the allowance for doubtful accounts, valuation allowance for deferred tax assets, fair value measurement of underlying investment portfolios of the funds that the Group invests, assumptions related to the consolidation of entities in which the Group holds variable interests, estimates involved in revenue recognition, assumption used to measure impairment of goodwill and impairment of equity investments and assumption used to determine the useful life of intangible assets acquired.

(d) Concentration of Credit Risk

The Group is subject to potential significant concentrations of credit risk consisting principally of cash and cash equivalents, restricted cash, accounts receivable, other receivables, amounts due from related party and investments. All of the Group’s cash and cash equivalents, restricted cash and a majority of investments are held with financial institutions that Group management believes to be of high credit quality.

Substantively all revenues were generated within China.

There were no product providers or underlying corporate borrowers which accounted for 10% or more of total revenues for the years ended December 31, 2017, 2018, and 2019.

(e) Investments in Affiliates

Affiliated companies are entities over which the Group does not control. The Group accounts for common-stock-equivalent equity investments in entities over which it has significant influence but does not own a majority voting interest or otherwise control using the equity method.  The Group generally considers an ownership interest of 20% or higher to represent significant influence. Under the equity method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the statements of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. When the Group’s share of losses in an affiliated company equals or exceeds its carrying amount of the investment in the affiliated company, the Group does not recognize further losses, unless the Group has guaranteed the obligations of the affiliated company or is otherwise committed to provide further financial support for the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary, which is recorded in loss from equity in affiliates. The Group recorded impairment loss of nil,  RMB104.1 million, and RMB2.7 million for the years ended December 31, 2017, 2018 and 2019.

The Group also considers it has significant influence over the funds that it serves as general partner or fund manager, and the Group’s ownership interest in these funds as limited partner is generally much lower than 5%. These funds are not consolidated by the Group based on the facts that the Group does not have control over the funds given substantive kick-out rights held by unrelated limited partners that allow them to remove the general partner without cause, and/or substantive participating rights that allow them to participate in certain financial and operating decisions of the limited partnership in the ordinary course of business. The equity method of accounting is accordingly used for investments by the Group in these funds. If an investee fund meets the definition of an Investment Company, it’s required to be reported at fair value. The Group records its equity pick-up based on its percentage ownership of the investee funds’ net income. For real estate projects, the group recorded its pick-up one quarter in arrears to enable it to have more time to collect and analyze the investments’ operating results. For other investee funds, the group recorded its pick-up based on current period net income.

(f) Fair Value of Financial Instruments

The Group records its certain financial assets at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are inputs generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair value are therefore determined using model based techniques that include option pricing models, discounted cash flow models, and similar techniques. Certain assets of the Group were measured at fair value on a non-recurring basis subsequent to initial recognition. These assets include goodwill, investment in equity securities without readily determinable fair value and investment in affiliates in 2019. See Note 9, Note 5 and Note 6, respectively.

(g) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

(h) Restricted Cash

The Group’s restricted cash represents cash restricted by court related to a lawsuit in which the group is a defendant. The restriction will be subsequently removed when the case is closed.

(i) Accounts receivable, net

Accounts receivable mainly represent amounts due from product providers or underlying corporate borrowers and are recorded net of allowance for doubtful accounts. The Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the product providers or underlying corporate borrowers’ payment history, creditworthiness, financial conditions of the product providers or underlying corporate borrowers and industry trend. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. The Group also makes specific allowance if there is strong evidence indicating that the accounts receivable is likely to be unrecoverable. Accounts receivable balances are written off after all collection efforts have been exhausted. The Group recorded allowance for doubtful accounts of nil,  RMB19.7  million, and RMB6.4 million for the years ended December 31, 2017, 2018 and 2019.

(j) Investments

Debt Securities

The Group invests in debt securities and accounts for the investments based on the nature of the products invested, and the Group’s intent and ability to hold the investments to maturity.

The Group’s investments in debt securities include trust products, asset management plans and real estate funds that have a stated maturity and normally pay a prospective fixed rate of return. The Group classifies the investments in debt securities as held-to-maturity when it has both the positive intent and ability to hold them until maturity. Held-to-maturity investments are recorded at amortized cost and are classified as long-term or short-term according to their contractual maturity. Long-term investments are reclassified as short-term when their remaining contractual maturity date is less than one year.

The Group reviews, at individual security level, its held-to-maturity investments for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the amortized cost basis of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent and ability to hold the investment to determine whether an other-than-temporary impairment has occurred.

The Group recognizes other-than-temporary impairment in earnings if it has the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings.

Equity Securities

The Group's investment in equity securities comprise of investment in privately-held companies and limited partnership in private equity fund.

Prior to fiscal 2018, these investments in equity securities without readily determinable fair values were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment.

Effective January 1, 2018, upon adoption of ASU 2016-01, the Group has elected to measure these investments at cost minus impairment, if any, adjusted up or down for observable price changes (i.e., prices in orderly transactions for the identical or similar investment of the same issuer). Any adjustment to the carrying amount is recorded in net income.

The Group also makes qualitative assessment at each reporting period and if the assessment indicates that the fair value of the investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount as an impairment loss recorded in investment loss.

(k) Noncontrolling interests

A noncontrolling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income are attributed to controlling and noncontrolling interests.

Below are changes in the Group’s ownership interest in its subsidiary on the Group’s equity.

	As of December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Net income (loss) attributable to ordinary shareholders	409,492,179	(387,744,018)	(164,686,075)	(23,655,674)
Transfers from the noncontrolling interest
Increase in Jupai's paid-in-capital for purchase shares of UP Capital Asset Management Ltd.	1,411,129	—	—	—
Increase in Jupai's paid-in-capital for purchase of shares of Jupeng	13,305,431	—	—	—
Net transfers from noncontrolling interest	14,716,560	—	—	—
Change from net income (loss) attributable to ordinary shareholders and transfers from noncontrolling interest	424,208,739	(387,744,018)	(164,686,075)	(23,655,674)

(l) Property and Equipment, net

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor vehicles	5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

(m) Leases

The Group determines if an arrangement is a lease at inception of the arrangement. The Group primarily enters into operating leases, as the lessee, for office space. Operating leases are included in Right‐of‐use (“ROU”) Assets, Other current liabilities (current portion of liabilities) and Operating lease liabilities (non-current liabilities) on the Consolidated balance sheet. ROU Assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. The Group determines the present value of the lease payments using an incremental borrowing rate based on information available at the inception date. Leases may include options to extend or terminate the lease which are included in the ROU Assets and liabilities when they are reasonably certain of exercise.

Certain leases include lease and nonlease components, which are accounted for as one single lease component. Occupancy lease agreements, in addition to contractual rent payments, generally include additional payments for certain costs incurred by the landlord, such as building expenses and utilities. To the extent these are fixed or determinable, they are included as part of the minimum lease payments used to measure the lease liabilities.

Operating lease expense associated with minimum lease payments is recognized on a straight‐line basis over the lease term. When additional payments are based on usage or vary based on other factors, they are expensed when incurred as variable lease expense. Minimum lease payments for leases with an initial term of twelve months or less are not recorded on the Consolidated balance sheet. The Group recognizes lease expense for these leases on a straight‐line basis over the lease term.

Additional disclosures relating to leases are discussed in Note 10. “Leases”.

(n) Revenue Recognition

The Group derives revenue primarily from one-time commissions and recurring service fees paid by product providers for whom the Group distributes wealth management products, and recurring management fee and carried interest paid by funds the Group manages. Starting from the second half of 2016, the Group also began to earn other service fees for consulting services provided to other companies. There is no material impact of the adoption of ASC 606 on January 1, 2018 using the modified retrospective method to its consolidated financial statements.

Under the guidance of ASC 606, the Group is required to: (i) identify the contracts with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contracts and (v) recognize revenue when the entity satisfies a performance obligation. Revenues are recorded, net of sales related taxes and surcharges.

The Group sometimes engages third party agents in promoting financial products and pays a channel fee accordingly, in which the group recognizes revenue on a net basis by deducting the channel fee it pays to the third party agents.

Disaggregation of revenue

The following table shows revenue from contracts with customers disaggregated by service lines for the years  ended December 31, 2017, 2018 and 2019:

	Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
One-time commissions	1,042,685,658	739,894,527	320,817,881	46,082,605
Related party	739,901,443	524,315,293	60,723,911	8,722,444
Third party	302,784,215	215,579,234	260,093,970	37,360,161
Recurring management fee	365,045,532	436,947,202	340,732,359	48,943,141
Related party	365,045,532	436,947,202	340,732,359	48,943,141
Third party	—	—	—	—
Recurring service fees	105,403,427	64,555,866	115,247,648	16,554,289
Related party	10,081,396	1,256,411	1,433,629	205,928
Third party	95,322,031	63,299,455	113,814,019	16,348,361
Other service fees	199,568,639	84,669,810	13,962,264	2,005,554
Related party	117,757,338	28,301,887	—	—
Third party	81,811,301	56,367,923	13,962,264	2,005,554
Total revenues	1,712,703,256	1,326,067,405	790,760,152	113,585,589

One-time Commissions

The Group enters into one-time commission agreements with product providers or underlying corporate borrowers, which specifies the key terms and conditions of the arrangement. Such agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Upon establishment of a wealth management product, the Group earns a one-time commission from product providers or underlying corporate borrowers, calculated as a percentage of the wealth management products purchased by its clients. The Group defines the “establishment of a wealth management product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the Group’s client has entered into a purchase or subscription contract with the relevant product provider and, if required, the client has transferred a deposit to an escrow account designated by the product provider and (2) the product provider has issued a formal notice to confirm the establishment of a wealth management product. After the contract is established, there are no significant judgments made when determining the one-time commission price.

Recurring Service Fees

Recurring service fee arises from on-going services provided to product providers after the distribution of wealth management product including investment relationship maintenance and coordination and product reports distribution. It is calculated as a percentage of the total value of investments in the wealth management products purchased by the Group’s clients, calculated at the establishment date of the wealth management product. As the Group provides these services throughout the contract term, revenue is recognized over the contract term, assuming all other revenue recognition criteria have been met. For certain products, recurring service fees may also include a performance-based fee based on the extent by which the fund’s investment performance exceeds a certain threshold. Such performance-based fees earned based on the performance of the Group are a form of variable consideration in its contracts with customers to provide investment management services. Revenue is recognized when performance-based measures are met. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

Recurring Management Fees

Recurring management fee arises from the fund management services provided to funds the Group manages, including management fee and carried interest. Management fees are computed as a percentage of the capital contribution in a fund and are recognized as earned over the specified contract period. Carried interest represents preferential allocations of profits that are a component of the Group’s general partnership interests and fund managing interests in the limited partnership and contractual funds and is a form of variable consideration and recognized as revenue typically at the end of fund’s contract term when the uncertainty associated with the variability is resolved. Management fee received in advance of the specified contract period and in the limited circumstances carried interest received before the end of the fund’s contract term are recorded as deferred revenue.

Other service fees

Other service fee refers to revenue generated from consulting services provided to peers in asset management industry and other companies seeking for equity investment. Service fees are negotiated case by case, and are specified in agreements before services are provided. Revenue is recognized upon completion of the services and when it becomes probable that a significant reversal in the amount of revenue will not occur.

Contract modifications

Contract modifications occur when the Group and its customers agree to modify existing customer contracts to change the scope or price (or both) of the contract or when a customer terminates some, or all, of the existing services provided by the Group. When a contract modification occurs, it requires the Group to exercise judgment to determine if the modification should be accounted for as: (i) a separate contract, (ii) the termination of the original contract and creation of a new contract, or (iii) a cumulative catch up adjustment to the original contract. Further, contract modifications require the identification and evaluation of the performance obligations of the modified contract, including the allocation of revenue to the remaining performance obligations and the period of recognition for each identified performance obligation. In 2018, the Group modified certain contracts for changes in transaction price for the services that are not distinct from the existing contract. As such, these modifications are accounted for as if they were part of the existing contract, and therefore, the effect of the modification on the transaction price and our measure of progress for the performance obligation to which it relates is recognized as an adjustment to revenue on a cumulative catch-up basis in the period of modification. The amount of cumulative adjustment to revenue recorded in 2018 and 2019 as a result of contract modification was RMB122.7 million and nil respectively.

Transaction Price Allocation among Performance Obligations

The Group enters into contracts with product providers or underlying corporate borrowers to provide both wealth management marketing and recurring services or other services. The Group also provides wealth management marketing, recurring services and other services to funds that it serves as general partner/co-general partner or fund manager.

Each of the wealth management marketing service, recurring service, and other service represent a separate performance obligation. The Group allocate the total consideration among various performance obligations at inception of contracts based on their relative stand-alone selling price (“SSP”). The Group has observable SSP for its wealth management marketing services and other services for certain products as it provides such services separately to other similar customers. The Group has not sold its recurring services separately. The Group adopts either the adjusted market assessment approach or the residual approach when the SSP is not directly observable and is either highly variable or uncertain. Revenue for the respective performance obligation is recognized in the same manner as described above.

Contract Balances

The Group enters into contracts with customers, of which obligations are performed over a period.  The Group records contract liabilities in deferred revenue when payments are received in advance of the performance obligations being satisfied. Certain contracts require that a portion of the payment be deferred until the end of the wealth management product’s life or other specified contingencies.

As of December 31, 2018 and 2019, total amount of deferred revenue are RMB154,910,781 and RMB82,957,958 respectively, of which RMB130,669,882 and RMB77,728,462 estimated to be recognized within one year, RMB24,240,899 and RMB5,229,496 over one year to two years.

Practical Expedience

The Group has used the following practical expedients as allowed under ASC 606:

The Group expenses sales commissions as incurred when the amortization period is one year or less. Sales commission expenses are recorded within “Cost of Revenues” in the consolidated statements of operations.

The Group has also applied the practical expedient for certain revenue streams to exclude the value of remaining performance obligations for (i) contracts with an original expected term of one year or less or (ii) contracts for which the Group recognizes revenue in proportion to the amount the Group has the right to invoice for services performed.

(o) Sales Related Tax and Related Surcharges

The Group is subject to value-added tax (“VAT”), education surtax, and urban maintenance and construction tax, on the services provided in the PRC. The applicable VAT rate for the Group is 3% to 6%.

(p) Cost of Revenues

Cost of revenue includes salaries and performance-based commissions of relationship managers and business development team, and expenses incurred in connection with product-specific client meetings and other events.

(q) Selling Expenses

Selling expenses primarily consist of payroll, bonus and benefits of sales and marketing staff, brand promotion costs, and agency fees. Brand promotion costs are expensed as incurred.

Brand promotion costs in connection with the provision of marketing and promotion services consisted of fees the Group paid to third party venders for brand promotion on various online and offline channels. Such costs were included as selling expenses in the consolidated statements of operations and totaled RMB12,021,015,  RMB16,831,978 and RMB9,019,349 for the years ended December 31, 2017, 2018 and 2019, respectively.

(r) Intangible assets, net

Acquired intangible assets mainly consist of customer contracts, internal-used software and licenses from business combinations and are recorded at fair value on the acquisition date. Customer contracts, internal-used software and certain licenses are amortized using a straight-line method. Most of the licenses are determined to be indefinitely-lived, and not subject to amortization.

Estimated Useful Lives in Years
Customer contracts	3.5 yeas
Internal-used software	10 years
Licenses amortized	Shorter of the legal rights or expected useful life

(s) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition.

The Group evaluates intangible assets that are not subject to amortization for impairment annually and more frequently if events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Group conducts quantitative impairment tests for indefinite-lived intangible assets and compares  the fair value of the asset with its carrying amount. The Group recognizes impairment loss on the amount by which the carrying value exceeds the fair value of the asset. After an impairment loss is recognized, the Group uses adjusted carrying amount of the intangible asset as its new accounting basis.

(t) Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value assigned to the individual assets acquired and liabilities assumed. Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired.

Prior to January 1, 2018, the Group performed a two-step test to determine the amount, if any, of goodwill impairment. In Step 1, the Group compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, the Group performs Step 2 and compares the implied fair value of goodwill with the carrying amount of that goodwill for that reporting unit. An impairment charge equal to the amount by which the carrying amount of goodwill for the reporting unit exceeds the implied fair value of that goodwill is recorded, limited to the amount of goodwill allocated to that reporting unit.  Starting from January 1, 2018, the Group early adopted ASU 2017-04. A reporting unit is identified as a component for which discrete financial information is available and is regularly reviewed by management. As the Group operates in a sole segment, which is value-added wealth management and asset management services, management concluded that it had only one reporting unit, and therefore the goodwill impairment testing is performed at a consolidation level. The impairment test is performed as of year-end or if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount by comparing the fair value of a reporting unit with its carrying value. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit's fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

Based on the Group's impairment assessment review,  the Group recorded goodwill impairment of nil,  RMB267.9 million and nil for the years ended December 31, 2017, 2018 and 2019 for the goodwill from acquisition of Scepter as the volatile market environment continued to negatively impact the Group's operations and business outlook.

(u) Income Taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Group recognizes net deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, it considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Group determines that its deferred tax assets are realizable in the future in excess of their net recorded amount, the Group would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes. According to ASU 2015-17, the Group recognized deferred tax assets and liabilities as non-current assets and liabilities.

(v) Share-Based Compensation

The Group recognizes share-based compensation based on the grant date fair value of equity awards, with compensation expense recognized over the vesting period. Share-based compensation expense is classified in the consolidated statements of operations based upon the job function of the grantee. The Group accounts for a cancellation or settlement of an equity settled share-based payment award as an acceleration of vesting, and recognize immediately the amount that otherwise would have been recognized for services received over the remainder of the vesting period. The Group also estimates expected forfeitures and recognizes compensation cost only for those share-based awards expected to vest. Actual forfeitures may differ from those estimated by the Group which would affect the amount of share-based compensation to be recognized.

(w) Government Grants

Government subsidies include cash subsidies received by the Group’s entities in the PRC from local governments as incentives for registering and operating business in certain local districts and are typically granted based on the amount of value-added tax, and income tax payment generated by the Group in certain local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purpose. The local governments have final discretion as to the amount of cash subsidies.

Cash subsidies are included in other operating income and recognized when received and when all the conditions for their receipt have been satisfied.

(x) Net Income (Loss) per Share

Basic net income or loss per share is computed by dividing net income or loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised into ordinary shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Diluted net income or loss per share is computed by giving effect to all potential dilutive shares, including stock options and unvested restricted shares. To calculate the number of shares for diluted income per share, the effect of the stock options and restricted share units is computed using the treasury stock method.

(y) Foreign Currency Translation

The functional currency of the Company, Jupai Investment International Limited, Scepter Holdings Limited, and Scepter Pacific Limited is the United States dollar (“U.S. dollar”). The functional currency of Jupai Hong Kong, UP Capital Asset Management Ltd., Non-Linear Investment Management Ltd., is the Hong Kong Dollar (“HKD”). The subsidiaries in the PRC and the VIEs determined their functional currency to be the Chinese Renminbi (“RMB”). The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters.

Assets and liabilities of the Group’s overseas entities denominated in currencies other than RMB are translated into RMB at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

Amounts in USD are solely for the convenience of the readers and were calculated at the rate of USD1.00 for RMB6.9618 on December 31, 2019, representing the certificated exchange rate published by the Federal Reserve Board. This presentation is not intended to be an indication of the actual USD amount for the underlying transactions, assets or liabilities.

(z) Comprehensive Income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income, foreign currency translation adjustments, net of tax effect.

(aa) Recently issued accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Group’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early application of the pending content that links to this paragraph is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group does not expect a significant impact on its consolidated financial statements.

In October, 2018, the FASB issued ASU 2018-17, which amends two aspects of the related-party guidance in ASC 810. Specifically, the ASU (1) adds an elective private-company scope exception to the variable interest entity guidance for entities under common control, and (2) amends the guidance for determining whether a decision-making fee is a variable interest. The amendments require organizations to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety (as currently required in GAAP). Therefore, these amendments likely will result in more decision makers not consolidating VIEs. For entities other than private companies, ASU 2018-17 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for all entities. The Group is in the process in evaluating the impact from the adoption of ASU 2018-17.

In December 2019, the FASB issued ASU No. 2019-12 (“ASU 2019-12”) “Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes.” ASU 2019-12 will simplify the accounting for income taxes by removing certain exceptions currently provided for in ASC 740, “Income Taxes” (“ASC 740”), and by amending certain other requirements of ASC 740. The changes resulting from ASU 2019-12 will be made on a retrospective or modified retrospective basis, depending on the specific exception or amendment. For public business entities, the amendments in ASU 2019-12 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company will adopt ASU 2019-12 effective January 1, 2021. Management is currently evaluating the effect of the adoption of ASU 2019-12 on the consolidated financial statements.

Adopted in 2019

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on the balance sheet. This ASU requires lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The new guidance was effective for the Group beginning January 1, 2019 and was adopted on a modified retrospective basis. The Group elected to apply the guidance to each lease that had commenced as of the adoption date. As a result, periods prior to January 1, 2019 are presented in accordance with previous GAAP. The Group also elected a package of practical expedients which resulted in no requirement to reassess (a) whether any expired or existing contracts are or contain leases, (b) the lease classification for any expired or existing leases and (c) the recognition requirements for initial direct costs for any leases. The Group also elected a practical expedient to account for lease and non-lease components as a single lease component. Short‐term leases, which have a stated lease term of twelve months or less, have been excluded from the lease liability and ROU Assets as a result of a policy election made by the Group.

Upon adoption, the Group recorded ROU assets of RMB152.3 million and lease liabilities RMB144.3 million, with no cumulative effect adjustment to retained earnings as of January 1, 2019. The guidance did not have a material impact on the Consolidated Statements of Operations or the Consolidated Statements of Cash Flows.